Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	SCT Total for PEO	Compensation Actually Paid to PEO(1)	Average SCT Total for Non-PEO NEO	Average Compensation Actually Paid to Non-PEO NEO(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Loss (Dollars in thousands)
2024	$302,793	$181,332	$57,153	$54,530	$63.01	$3,599
2023	$274,067	$177,331	$58,060	$57,198	$80.82	$3,398
2022	$293,117	$85,874	$62,376	$59,599	$58.90	$3,042

(1)	The dollar amounts reported for the PEO under “Compensation Actually Paid” represent the amount of “Compensation Actually Paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the PEO’s total compensation for each year to determine the compensation actually paid:

Reconciliation of PEO SCT Total and Compensation Actually Paid	2024	2023	2022
Total Compensation as reported in SCT	$302,793	$274,067	$293,117
Fair value of equity awards granted during year as reported in SCT	(71,128)	(47,075)	(70,176)
Fair value of equity compensation granted in current year – value at end of year-end (options)	29,190	45,366	38,761
Change in fair value from end of prior year to vesting date for awards made in prior years that vested during current year	15,714	(8,730)	(4,586)
Change in fair value from end of prior year to end of current year for awards made in prior years that were unvested at end of current year	-	1,824	(7,880)
Fair value of awards forfeited in current year determined at end of prior year	(73,930)	(103,362)	(137,279)
Fair value of all other compensation as reported in SCT	(65,565)	(66,282)	(69,324)
Fair value of other compensation (401k match)	4,983	4,821	4,609
Fair value of equity compensation granted in current year – value at end of year-end (DSUs)	39,275	76,702	38,632
Compensation Actually Paid	$181,332	$177,331	$85,874

(2)	The dollar amounts reported for the NEO under “Compensation Actually Paid’ represent the amount of “Compensation Actually Paid” to the NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEO’s total compensation for each year to determine the compensation actually paid:

Reconciliation of NEO SCT Total and Compensation Actually Paid	2024	2023	2022
Total Compensation as reported in SCT	$57,153	$58,060	$62,376
Fair value of equity awards granted during year as reported in SCT	(7,113)	(4,708)	(7,018)
Fair value of equity compensation granted in current year – value at end of year-end (options)	2,919	4,537	3,876
Change in fair value from end of prior year to vesting date for awards made in prior years that vested during current year	1,571	(873)	1,153
Change in fair value from end of prior year to end of current year for awards made in prior years that were unvested at end of current year	-	182	(788)
Fair value of awards forfeited in current year determined at end of prior year	-	-	-
Compensation Actually Paid	$54,530	$57,198	$59,599

(3)	For purposes of calculating the cumulative total shareholder return, the measurement period is the market close on the last trading day of 2021, through and including the end of the year for which cumulative total shareholder return is being calculated.

PEO Total Compensation Amount	$ 302,793	$ 274,067	$ 293,117
PEO Actually Paid Compensation Amount	$ 181,332	177,331	85,874
Adjustment To PEO Compensation, Footnote
(1)	The dollar amounts reported for the PEO under “Compensation Actually Paid” represent the amount of “Compensation Actually Paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the PEO’s total compensation for each year to determine the compensation actually paid:
Reconciliation of PEO SCT Total and Compensation Actually Paid	2024	2023	2022
Total Compensation as reported in SCT	$302,793	$274,067	$293,117
Fair value of equity awards granted during year as reported in SCT	(71,128)	(47,075)	(70,176)
Fair value of equity compensation granted in current year – value at end of year-end (options)	29,190	45,366	38,761
Change in fair value from end of prior year to vesting date for awards made in prior years that vested during current year	15,714	(8,730)	(4,586)
Change in fair value from end of prior year to end of current year for awards made in prior years that were unvested at end of current year	-	1,824	(7,880)
Fair value of awards forfeited in current year determined at end of prior year	(73,930)	(103,362)	(137,279)
Fair value of all other compensation as reported in SCT	(65,565)	(66,282)	(69,324)
Fair value of other compensation (401k match)	4,983	4,821	4,609
Fair value of equity compensation granted in current year – value at end of year-end (DSUs)	39,275	76,702	38,632
Compensation Actually Paid	$181,332	$177,331	$85,874

Non-PEO NEO Average Total Compensation Amount	$ 57,153	58,060	62,376
Non-PEO NEO Average Compensation Actually Paid Amount	$ 54,530	57,198	59,599
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The dollar amounts reported for the NEO under “Compensation Actually Paid’ represent the amount of “Compensation Actually Paid” to the NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEO’s total compensation for each year to determine the compensation actually paid:
Reconciliation of NEO SCT Total and Compensation Actually Paid	2024	2023	2022
Total Compensation as reported in SCT	$57,153	$58,060	$62,376
Fair value of equity awards granted during year as reported in SCT	(7,113)	(4,708)	(7,018)
Fair value of equity compensation granted in current year – value at end of year-end (options)	2,919	4,537	3,876
Change in fair value from end of prior year to vesting date for awards made in prior years that vested during current year	1,571	(873)	1,153
Change in fair value from end of prior year to end of current year for awards made in prior years that were unvested at end of current year	-	182	(788)
Fair value of awards forfeited in current year determined at end of prior year	-	-	-
Compensation Actually Paid	$54,530	$57,198	$59,599

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Amount	$ 63.01	80.82	58.9
Net Income (Loss)	3,599,000	3,398,000	3,042,000
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,565)	(66,282)	(69,324)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,983	4,821	4,609
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,128)	(47,075)	(70,176)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,824	(7,880)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,714	(8,730)	(4,586)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested in Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,190	45,366	38,761
PEO | Fair value of awards forfeited in current year determined at end of prior year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,930)	(103,362)	(137,279)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested in Deferred Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,275	76,702	38,632
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,113)	(4,708)	(7,018)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		182	(788)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,571	(873)	1,153
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested in Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,919	4,537	3,876
Non-PEO NEO | Fair value of awards forfeited in current year determined at end of prior year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount